Shareholder Report, Holdings (Details) - C000005466	Oct. 31, 2024
Taiwan Semiconductor Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Tencent Holdings
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Yum China Holdings
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Samsung Electronics
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Kotak Mahindra Bank
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Bank Central Asia
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Infosys
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Alibaba Group Holding
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Al Rajhi Bank
Holdings [Line Items]
Percent of Net Asset Value	1.90%
ICICI Bank
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Financials
Holdings [Line Items]
Percent of Net Asset Value	23.70%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	22.10%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Energy
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	5.70%